Significant accounting policies	6 Months Ended
Jun. 30, 2021
Accounting Policies [Abstract]
Significant accounting policies	Significant accounting policies
The significant accounting policies used in preparation of these unaudited condensed consolidated financial statements for the three and six months ended June 30, 2021 are consistent with those discussed in Note 2 to the consolidated financial statements in our Annual Report on Form 20-F for the year ended December 31, 2020, except as updated below.

Advertising expense
We incur advertising expense consisting of offline costs, including television and radio advertising expense, online advertising expense, as well as sponsorship and endorsement expense, in order to promote our brands. A significant portion of traffic from users is directed to our websites through our participation in display advertising campaigns on search engines, advertising networks, affiliate websites and social networking sites. We consider traffic acquisition costs to be indirect advertising fees. We expense the production costs associated with advertisements in the period in which the advertisement first takes place. We expense the costs of communicating the advertisement (e.g., television airtime) as incurred each time the advertisement is shown. These costs are included in selling and marketing expense in our condensed consolidated statements of operations.

Adoption of new accounting pronouncements
Income Taxes. As of January 1, 2021, we have prospectively adopted ASU 2019-12, which eliminates certain exceptions in current guidance related to the approach for intraperiod tax allocation, the methodology for calculating income taxes in an interim period, and the recognition of deferred tax liabilities for outside basis differences. It also clarifies and simplifies other aspects of the accounting for income taxes. The adoption of this new guidance did not have a material impact to our unaudited condensed consolidated financial statements.
Equity Method Investments. As of January 1, 2021, we have prospectively adopted ASU 2020-01, which clarifies the interaction between the accounting for investments in equity securities, equity method investments and certain derivative instruments. The adoption of this new guidance did not have a material impact to our unaudited condensed consolidated financial statements.

Certain risks and concentration of credit risk
Our business is subject to certain risks and concentrations including dependence on relationships with our advertisers, dependence on third-party technology providers, and exposure to risks associated with online commerce security. Our concentration of credit risk relates to depositors holding our cash and customers with significant accounts receivable balances.
Our customer base includes primarily OTAs, hotel chains and independent hotels. We perform ongoing credit evaluations of our customers and maintain allowances for potential credit losses. We generally do not require collateral or other security from our customers.
Expedia Group, our controlling shareholder, and its affiliates represent 21% and 21% respectively, of total revenues for the three and six months ended June 30, 2021, compared to 15% and 31%, respectively, in the same periods in 2020. The Expedia Group represent 28% and 20% of total accounts receivable as of June 30, 2021 and December 31, 2020, respectively.
Booking Holdings and its affiliates represent 59% and 57%, respectively of total revenues for the three and six months ended June 30, 2021, compared to 46% and 39%, respectively, in the same periods in 2020. Booking Holdings and its affiliates represent 47% and 47% of total accounts receivable as of June 30, 2021 and December 31, 2020, respectively.

Restricted cash
As of June 30, 2021 and December 31, 2020, restricted cash was €0.3 million and €2.4 million, respectively. From the total balance as of June 30, 2021 and December 31, 2020, €0.3 million and €2.3 million, respectively, is classified as other long-term assets based on the expected dates the restricted cash will be refunded or made available to the Company.

Deferred revenue
As of December 31, 2020, the deferred revenue balance was €2.8 million, €2.6 million of which was recognized as revenue during the six months ended June 30, 2021.